POSTRETIREMENT BENEFITS - PENSIONS (Multiemployer Plan Narrative) (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Dec. 31, 2013 employer participant	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employers participating				27,500
Participants covered				90,000
Multiemployer plan assets				$ 13,500,000,000
Multiemployer plan percentage funded status	106.00%	101.00%		106.00%
Multiemployer plan total contribution percentage				19.50%	18.15%	14.60%
Multiemployer plan additional surcharge				1.25%
Multiemployer plan period contributions	$ 6,000,000	$ 6,000,000	$ 5,000,000
Multiemployer plans benefit accrual rate	1.95%	1.85%
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plan total contribution percentage				21.70%
Multiemployer plan employer contribution percentage				17.09%